37. Financial instruments and risk management (Details 9) (BRL) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Borrowings and financing
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Beginning balance	R$ 6,719,782
Additions	646,854
Financial interests	611,369
Foreign exchange variations, net	(16,491)
Payments	(3,270,570)
Other	0
Ending Balance	4,690,944
Finance lease
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Beginning balance	1,802,238
Additions	48,957
Financial interests	257,305
Foreign exchange variations, net	0
Payments	(219,189)
Other	(2,139)
Ending Balance	1,887,172
Financial instruments (assets) liabilities
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Beginning balance	(135,449)
Additions	17,675
Financial interests	53,062
Foreign exchange variations, net	16,385
Payments	0
Other	0
Ending Balance	R$ (48,327)